Earnings Per Common Share	12 Months Ended
Dec. 31, 2014
Earnings Per Common Share [Abstract]
Earnings Per Common Share
Note 12.	Earnings Per Common Share

The following table details the computation of basic and diluted earnings per share for the years ended December 31, 2014 and 2013:

	2014	2013

Net income	$3,443,569	$2,889,351
Convertible preferred stock dividends (Series A and D)	(183,423)	(183,423)
Net income available to common shareholders	$3,260,146	$2,705,928
Weighted average common shares outstanding	3,544,057	3,542,984

Effect of dilutive securities:
Options	1,916	-
Convertible preferred stock (Series A and D)	633,935	633,935
Weighted average common shares outstanding, diluted	4,179,908	4,176,919

Basic earnings per common share	$0.92	$0.76
Diluted earnings per common share	$0.82	$0.69

The Company has 22,187 shares of common stock available for exercise in its qualified incentive stock option plan. These shares were “in the money” at December 31, 2014. The 41,190 shares available at December 31, 2013, were not “in the money” therefore had no effect on fully diluted earnings per share.